UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7303

Global Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of principal executive offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments

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Global Growth Portfolio                                                                                                                                                                                                                                                                                                                                          as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Airlines — 0.7%
Air France-KLM	7,000	$280,247
Gol Linhas Aereas Inteligentes SA ADR	12,000	341,520
		$621,767
Automobiles — 2.0%
Honda Motor Co., Ltd. ADR	14,000	$494,060
Toyota Motor Corp.	20,200	1,214,049
		$1,708,109
Beverages — 2.1%
Diageo PLC ADR	5,000	$386,450
Fomento Economico Mexicano SA de CV ADR	7,500	789,375
Heineken Holding NV	5,000	206,154
InBev NV	7,300	480,454
		$1,862,433
Biotechnology — 1.1%
Celgene Corp. (1)	15,800	$880,534
Gilead Sciences, Inc. (1)	1,700	112,064
		$992,598
Building Products — 0.6%
Goodman Global, Inc. (1)	14,900	$238,549
Owens Corning, Inc. (1)	8,000	248,000
		$486,549
Capital Markets — 4.5%
Deutsche Bank AG	2,000	$258,720
E*Trade Financial Corp. (1)	51,200	1,232,384
Goldman Sachs Group, Inc. (The)	2,400	467,520
TD Ameritrade Holding Corp.	40,800	716,448
UBS AG	21,000	1,267,843
		$3,942,915
Chemicals — 0.5%
BASF AG ADR	4,500	$416,745
		$416,745
Commercial Banks — 7.7%
Anglo Irish Bank Corp. PLC	16,000	$304,574
Australia and New Zealand Banking Group, Ltd.	15,000	336,271
Banco Bilbao Vizcaya Argentaria SA ADR	20,000	483,000
Banco Santander Central Hispano SA ADR	41,000	749,480
Bank of Ireland	14,000	301,126
Barclays PLC ADR	18,000	973,080
BNP Paribas SA	4,500	486,587

Danske Bank A/S	10,000	$436,989
DBS Group Holdings, Ltd.	30,000	408,469
HBOS PLC	10,000	204,920
HSBC Holdings PLC	40,000	739,623
Mitsubishi UFJ Financial Group, Inc. ADR	72,000	917,280
Societe Generale	2,200	370,077
		$6,711,476
Commercial Services & Supplies — 0.3%
Copart, Inc. (1)	7,612	$229,958
		$229,958
Communications Equipment — 2.7%
Corning, Inc. (1)	20,000	$431,200
Nokia Oyj	22,000	444,840
Research in Motion, Ltd. (1)	10,464	1,452,717
		$2,328,757
Computer Peripherals — 1.3%
Apple Computer, Inc. (1)	12,700	$1,164,336
		$1,164,336
Construction & Engineering — 2.8%
Foster Wheeler, Ltd. (1)	36,700	$1,981,800
Vinci SA	4,000	504,389
		$2,486,189
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	3,700	$367,447
		$367,447
Consumer Finance — 2.2%
CompuCredit Corp. (1)	6,500	$244,790
First Marblehead Corp. (The)	12,000	898,080
Orix Corp.	3,000	815,375
		$1,958,245
Diversified Consumer Services — 0.9%
Capella Education Co. (1)	5,353	$135,163
DeVry, Inc. (1)	21,800	571,596
Laureate Education, Inc. (1)	1,049	54,517
		$761,276
Diversified Financial Services — 1.9%
Fortis	7,000	$286,000
ING Groep NV ADR	32,900	1,407,791
		$1,693,791
Diversified Telecommunication Services — 2.2%
BT Group PLC ADR	23,000	$1,290,760
Philippine Long Distance Telephone Co. ADR	12,000	589,320
		$1,880,080
Electric Utilities — 2.8%
E.ON AG ADR	9,400	$403,260

Endesa, SA	20,000	$934,266
Enel SPA	60,000	613,337
Scottish and Southern Energy PLC	17,000	487,706
		$2,438,569
Energy Equipment & Services — 1.7%
Acergy SA ADR (1)	55,000	$1,083,501
Tenaris SA ADR	9,000	423,090
		$1,506,591
Food & Staples Retailing — 1.3%
AEON Co., Ltd.	30,000	$704,009
Susser Holdings Corp. (1)	21,721	431,162
		$1,135,171
Food Products — 1.0%
Nestle SA	2,400	$848,816
		$848,816
Health Care Equipment & Supplies — 0.8%
American Medical Systems Holdings, Inc. (1)	13,000	$223,730
Synthes, Inc.	2,000	235,663
Thoratec Corp. (1)	17,083	251,633
		$711,026
Health Care Providers & Services — 1.9%
Caremark Rx, Inc.	9,400	$444,620
DaVita, Inc. (1)	4,600	244,766
Henry Schein, Inc. (1)	10,200	525,606
Lincare Holdings, Inc. (1)	6,000	226,020
Quest Diagnostics, Inc.	3,700	196,729
		$1,637,741
Hotels, Restaurants & Leisure — 0.4%
Burger King Holdings, Inc. (1)	7,057	$129,849
Pinnacle Entertainment, Inc. (1)	7,200	234,072
		$363,921
Household Durables — 0.5%
Sekisui House, Ltd.	29,000	$437,904
		$437,904
Industrial Conglomerates — 1.0%
Keppel Corp., Ltd.	80,000	$904,624
		$904,624
Insurance — 2.3%
Admiral Group PLC	24,000	$427,246
Aviva PLC	20,000	310,424
Axa ADR	27,200	1,034,144
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	244,771
		$2,016,585

Internet Software & Services — 3.2%
DealerTrack Holdings, Inc. (1)	10,000	$273,300
Equinix, Inc. (1)	7,000	534,240
Google, Inc., Class A (1)	4,037	1,957,622
		$2,765,162
IT Services — 1.7%
CheckFree Corp. (1)	1,980	$82,784
Exlservice Holdings, Inc. (1)	1,333	30,112
MasterCard, Inc., Class A	5,050	513,837
MoneyGram International, Inc.	28,196	859,978
		$1,486,711
Machinery — 1.2%
Komatsu, Ltd.	35,000	$632,073
Vallourec SA	1,500	406,822
		$1,038,895
Media — 0.7%
Comcast Corp., Class A (1)	11,100	$449,106
Live Nation, Inc. (1)	8,400	180,096
		$629,202
Metals & Mining — 5.7%
Anglo American PLC ADR	21,000	$491,190
Companhia Vale do Rio Doce ADR	24,000	565,200
Gammon Lake Resources, Inc. (1)	83,600	1,269,884
Goldcorp, Inc.	34,165	1,064,923
Golden Star Resources, Ltd. (1)	55,900	184,470
Miramar Mining Corp. (1)	60,400	312,268
Rio Tinto PLC ADR	4,800	1,030,032
Western Copper Corp. (1)	32,000	37,828
		$4,955,795
Multiline Retail — 1.4%
Big Lots, Inc. (1)	14,400	$321,264
Saks, Inc.	42,000	861,840
		$1,183,104
Multi-Utilities — 1.6%
RWE AG	12,400	$1,409,447
		$1,409,447
Office Electronics — 1.5%
Canon, Inc.	25,350	$1,334,447
		$1,334,447
Oil, Gas & Consumable Fuels — 10.8%
Arch Coal, Inc.	6,300	$226,170
Chesapeake Energy Corp.	11,600	394,748
EnCana Corp.	7,500	391,575
ENI SPA ADR	5,000	329,600
Goodrich Petroleum Corp. (1)	5,000	219,800

Hess Corp.	29,000	$1,457,830
Norsk Hydro ASA ADR	16,000	398,560
Parallel Petroleum Corp. (1)	9,975	197,006
Petrohawk Energy Corporation (1)	17,000	220,490
Petroleo Brasileiro SA ADR	9,700	823,530
Quicksilver Resources, Inc. (1)	11,700	495,027
Southwestern Energy Co. (1)	14,500	610,885
SXR Uranium One, Inc. (1)	95,018	1,223,086
Total SA ADR	18,000	1,286,280
W&T Offshore, Inc.	29,000	1,005,140
Williams Cos., Inc. (The)	7,000	194,320
		$9,474,047
Personal Products — 0.5%
Herbalife, Ltd. (1)	10,317	$401,950
		$401,950
Pharmaceuticals — 5.0%
Adams Respiratory Therapeutics, Inc. (1)	5,000	$196,850
Eisai Co., Ltd.	4,400	234,343
Endo Pharmaceuticals Holdings, Inc. (1)	12,270	332,640
Ipsen SA	4,100	180,582
Novartis AG ADR	13,000	759,330
Roche Holding AG	6,000	1,086,598
Shire PLC ADR	20,900	1,266,540
Takeda Pharmaceutical Co., Ltd.	5,000	326,161
		$4,383,044
Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	12,217	$170,794
		$170,794
Real Estate Management & Development — 0.4%
Sun Hung Kai Properties, Ltd.	30,000	$339,240
		$339,240
Retail - Food and Drug — 0.5%
Shoppers Drug Mart Corp.	9,700	$421,211
		$421,211
Road & Rail — 0.9%
Canadian Pacific Railway, Ltd.	10,000	$557,300
West Japan Railway Co.	50	228,152
		$785,452
Semiconductors & Semiconductor Equipment — 3.6%
Applied Micro Circuits Corp. (1)	70,000	$245,000
Atheros Communications, Inc. (1)	46,000	1,046,040
MEMC Electronic Materials, Inc. (1)	40,800	1,623,840
Tessera Technologies, Inc. (1)	6,000	227,220
		$3,142,100

Software — 0.4%
i2 Technologies, Inc. (1)	7,000	$135,240
UbiSoft Entertainment SA (1)	4,000	252,756
		$387,996
Specialty Retail — 1.9%
GameStop Corp., Class A (1)	9,300	$521,265
OfficeMax, Inc.	5,600	263,592
Sally Beauty Holdings, Inc. (1)	92,000	851,920
		$1,636,777
Thrifts & Mortgage Finance — 0.7%
BankUnited Financial Corp., Class A	7,900	$201,450
W Holding Co., Inc.	67,800	416,292
		$617,742
Tobacco — 3.3%
British American Tobacco PLC	15,000	$425,679
Japan Tobacco, Inc.	150	662,902
Loews Corp. - Carolina Group	22,435	1,399,271
Reynolds American, Inc.	6,500	417,560
		$2,905,412
Trading Companies & Distributors — 0.7%
Mitsubishi Corp.	30,000	$556,357
MSC Industrial Direct Co., Inc.	1,900	73,929
		$630,286
Wireless Telecommunication Services — 4.1%
China Mobile, Ltd. ADR	7,500	$316,500
NII Holdings, Inc., Class B (1)	24,700	1,603,771
Rogers Communications, Inc., Class B	15,800	967,118
Tim Participacoes SA ADR	21,400	728,456
		$3,615,845
Total Common Stocks (identified cost $69,673,724)		$85,328,278

Affiliated Investment — 2.3%

Security	Value
Investment in Cash Management Portfolio, 4.72% (2)	$2,046,409
Total Affiliated Investment (at amortized cost, $2,046,409)	$2,046,409
Total Investments — 99.9% (identified cost $71,720,133)	$87,374,687
Other Assets, Less Liabilities — 0.1%	$72,753
Net Assets — 100.0%	$87,447,440

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of November 30, 2006.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	45.2%	$39,547,793
Canada	9.0%	7,882,380
Japan	8.7%	7,639,832
United Kingdom	7.8%	6,820,579
Switzerland	4.8%	4,198,250
France	4.0%	3,515,604
Brazil	2.8%	2,458,706
Germany	2.7%	2,329,683
Bermuda	2.3%	1,981,800
Spain	1.9%	1,683,746
Netherlands	1.8%	1,613,945
Singapore	1.5%	1,313,093
Italy	1.1%	942,937
Mexico	0.9%	789,375
Belgium	0.9%	766,454
Hong Kong	0.7%	655,740
Ireland	0.7%	605,700
Philippines	0.7%	589,320
Finland	0.5%	444,840
Denmark	0.5%	436,989
Argentina	0.5%	423,090
Norway	0.5%	398,560
Australia	0.4%	336,271
	99.9%	$87,374,687

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,925,431
Gross unrealized appreciation	$16,370,711
Gross unrealized depreciation	(921,455)
Net unrealized appreciation	$15,449,256

The net unrealized appreciation on foreign currency was $5,763.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

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Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 22, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 22, 2007

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